TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Unrecovered expenditures	$ 6,521,865	$ 6,700,186
Operating loss carryforwards	$ 371,872	120,640
Tax operating loss carry forwards expiry	the net operating loss began to expire in year 2023 if not utilized under Indonesian Tax regulations.
Deferred tax assets valuation allowance	$ 356,735	290,752
Valuation allowance current additions	65,982
Change in valuation allowance	80,856	74,666	$ 132,883
Deferred tax assets valuation allowance	$ 14,874
INDONESIA
Operating Loss Carryforwards [Line Items]
Income tax rate	22.00%
Non-eligible for tax discount, percentage	50.00%
INDONESIA | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate	25.00%
INDONESIA | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate	22.00%
HONG KONG
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 1,342,618	$ 1,231,123
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate	16.50%